PGIM Total Return Bond ETF
Schedule of Investments  (unaudited)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 104.3%
Asset-Backed Securities 25.0%
Automobiles 0.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2024-01A, Class A, 144A	5.360%	06/20/30		200	$198,401
Ford Credit Auto Owner Trust, Series 2023-01, Class C, 144A	5.580	08/15/35		100	99,105
Hertz Vehicle Financing III LLC, Series 2023-01A, Class B, 144A	6.220	06/25/27		100	99,463
OneMain Direct Auto Receivables Trust,
Series 2023-01A, Class B, 144A	5.810	02/14/31		200	199,575
Series 2023-01A, Class C, 144A	6.140	02/14/31		100	99,502
					696,046
Collateralized Loan Obligations 23.7%
AGL CLO Ltd. (Cayman Islands), Series 2021-14A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.736(c)	12/02/34		1,000	1,001,549
AlbaCore Euro CLO (Ireland), Series 04A, Class B1, 144A, 3 Month EURIBOR + 2.600% (Cap N/A, Floor 2.600%)	6.506(c)	07/15/35	EUR	500	546,240
AlbaCore Euro CLO DAC (Ireland), Series 02A, Class A1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	4.770(c)	06/15/34	EUR	750	807,659
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	6.715(c)	04/20/35		500	501,037
Apidos CLO Ltd. (United Kingdom), Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.324(c)	04/26/35		750	752,946
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2019-14A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.746(c)	07/20/32		495	495,934
Atlas Senior Loan Fund Ltd. (United Kingdom), Series 2024-23A, Class B, 144A	—(p)	07/20/37		1,500	1,500,000
Aurium CLO DAC (Ireland), Series 02A, Class A1RR, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)	4.852(c)	06/22/34	EUR	1,750	1,894,098
Avoca Capital CLO Ltd. (Ireland), Series 10A, Class B1, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	5.256(c)	04/15/35	EUR	250	266,347

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	6.647%(c)	04/18/35	250	$250,188
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2021-02A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.756(c)	01/20/35	500	501,561
Ballyrock CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	6.596(c)	10/20/31	238	238,831
Barings CLO Ltd. (Cayman Islands), Series 2020-02A, Class AR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	6.600(c)	10/15/33	238	238,482
Barrow Hanley CLO Ltd. (Cayman Islands), Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	6.944(c)	04/20/37	2,000	2,020,317
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.755(c)	01/25/35	750	751,125
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.661(c)	05/17/31	429	429,600

Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2018-16A, Class A1R, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 1.030%)	6.609(c)	01/17/32	485	485,715
BlueMountain CLO Ltd. (Cayman Islands), Series 2021-31A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.738(c)	04/19/34	1,000	1,001,500
Canyon Capital CLO Ltd. (Cayman Islands), Series 2022-01A, Class A, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	6.658(c)	04/15/35	292	292,146
Carlyle CLO Ltd. (Cayman Islands), Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.621(c)	04/30/31	199	199,236
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.549(c)	04/17/31	176	175,991
Carlyle US CLO Ltd. (Cayman Islands), Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.357% (Cap N/A, Floor 1.095%)	6.680(c)	01/25/33	500	501,067

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

CarVal CLO Ltd. (United Kingdom), Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	7.525%(c)	01/20/35		500	$501,371
Clover CLO LLC, Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.854(c)	04/20/37		1,000	1,000,882
Clover CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)	6.685(c)	10/25/33		750	750,750
Cordatus CLO PLC (Ireland), Series 23A, Class B1, 144A, 3 Month EURIBOR + 2.300% (Cap N/A, Floor 2.300%)	6.182(c)	04/25/36	EUR	250	272,891
Crown City CLO (Cayman Islands),
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	6.665(c)	04/20/35		250	250,259
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.610% (Cap N/A, Floor 1.610%)	6.934(c)	04/20/37		1,000	1,008,861

Crown Point CLO Ltd. (Cayman Islands), Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.699(c)	01/17/34		500	500,514
CVC Cordatus Loan Fund DAC (Ireland), Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.672(c)	05/22/32	EUR	1,243	1,344,049
Elevation CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.795(c)	01/25/35		500	501,254
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	6.944(c)	04/20/37		1,500	1,501,029

Elmwood CLO Ltd. (Cayman Islands), Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	6.841(c)	04/20/37		2,000	2,021,254
Galaxy CLO Ltd. (Cayman Islands), Series 2018-25A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	6.744(c)	04/25/36		2,000	2,001,298
Generate CLO Ltd. (Cayman Islands), Series 04A, Class A1R, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 1.090%)	6.676(c)	04/20/32		216	216,544
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)	6.600(c)	04/15/31		167	167,255

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)	6.614%(c)	04/26/31		243	$243,573
Grosvenor Place CLO DAC (Ireland), Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	5.414(c)	05/24/38	EUR	1,250	1,356,277
HPS Loan Management Ltd. (Cayman Islands), Series 2016-10A, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.726(c)	04/20/34		2,050	2,060,455
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.615(c)	04/25/31		128	128,237
Series 2015-02RA, Class A1, 144A, 3 Month SOFR + 1.632% (Cap N/A, Floor 1.370%)	6.959(c)	01/16/33		247	247,253

Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)	6.555(c)	10/20/31		938	938,922
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.770(c)	01/15/31		177	176,949
Series 33A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.756(c)	07/20/34		500	501,567

Madison Park Euro Funding (Ireland), Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	4.706(c)	07/15/32	EUR	250	269,892
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-19A, Class AR3, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.925(c)	01/22/37		1,000	1,009,517
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	6.699(c)	07/17/34		250	250,836

Monument CLO DAC (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	5.375(c)	05/15/37	EUR	1,500	1,630,205
Oaktree CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.740(c)	07/15/34		1,000	1,000,870
Ocean Trails CLO (Cayman Islands), Series 2020-08A, Class A1R, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)	6.810(c)	07/15/34		2,000	2,002,700

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

OCP CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	6.579%(c)	01/15/33		250	$250,500
OFSI BSL CLO Ltd. (Cayman Islands), Series 2024-13A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	6.941(c)	04/20/37		2,000	2,005,861
OZLM Ltd. (Cayman Islands), Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	6.610(c)	04/15/31		171	171,133
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-01A, Class A2R4, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.962%)	7.287(c)	05/21/34		465	467,001
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.586(c)	10/20/31		208	208,460
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.770(c)	10/15/34		500	502,303
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	6.875(c)	04/17/37		1,500	1,500,975
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.736(c)	01/20/35		750	751,500

Rockford Tower CLO Ltd. (Cayman Islands), Series 2023-01A, Class A, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	7.251(c)	01/20/36		1,000	1,006,328
Rockford Tower Europe CLO DAC (Ireland), Series 2018-01A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	5.950(c)	04/24/37	EUR	1,100	1,194,513
Shackleton CLO Ltd. (Cayman Islands), Series 2014-05RA, Class B, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 0.262%)	7.289(c)	05/07/31		600	600,842
Silver Rock CLO (Cayman Islands), Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.880% (Cap N/A, Floor 1.880%)	7.217(c)	01/20/36		1,250	1,259,686
Sixth Street CLO Ltd. (Cayman Islands), Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)	7.115(c)	01/20/37		1,250	1,264,175

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

St. Paul’s CLO DAC (Ireland), Series 10A, Class AR, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	4.697%(c)	04/22/35	EUR	750	$808,278
TCW CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	6.605(c)	10/20/32		250	250,303
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.746(c)	07/20/34		750	750,511
TICP CLO Ltd. (Cayman Islands), Series 2018-11A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.816(c)	04/25/37		1,000	1,000,414
Tikehau US CLO Ltd. (Bermuda), Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	7.529(c)	07/15/34		750	760,003
Trinitas CLO Ltd. (Bermuda), Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)	7.015(c)	01/20/35		1,000	1,008,700
Trinitas Euro CLO (Ireland), Series 02A, Class CR, 144A, 3 Month EURIBOR + 3.750% (Cap N/A, Floor 3.750%)	7.656(c)	04/15/35	EUR	500	545,300
Trinitas Euro CLO DAC (Ireland), Series 06A, Class A, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	5.525(c)	04/15/37	EUR	1,250	1,363,673
Venture CLO Ltd. (Cayman Islands), Series 2021-43A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	6.830(c)	04/15/34		250	250,125
Wellfleet CLO Ltd. (Cayman Islands), Series 2019-XA, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 0.000%)	6.756(c)	07/20/32		498	499,152
					57,126,769
Consumer Loans 0.4%
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190	08/21/34		39	38,821
OneMain Financial Issuance Trust,
Series 2023-01A, Class A, 144A	5.500	06/14/38		400	402,108
Series 2023-02A, Class C, 144A	6.740	09/15/36		100	101,406
Series 2023-02A, Class D, 144A	7.520	09/15/36		100	102,553

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
OneMain Financial Issuance Trust, (cont’d.)
Series 2024-01A, Class A, 144A	5.790%	05/14/41	300	$303,264

Regional Management Issuance Trust, Series 2022-01, Class A, 144A	3.070	03/15/32	100	96,333
				1,044,485
Home Equity Loans 0.4%
BRAVO Residential Funding Trust, Series 2024-CES01, Class A1A, 144A	6.377	04/25/54	494	495,635
JPMorgan Mortgage Trust, Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	7.023(c)	03/25/54	97	97,879
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	91	92,599
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	95	94,187
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64	96	97,260
				877,560
Other 0.2%
Goodleap Sustainable Home Solutions Trust, Series 2023-04C, Class A, 144A	6.480	03/20/57	191	192,282
GoodLeap Sustainable Home Solutions Trust, Series 2024-01GS, Class A, 144A	6.250	06/20/57	300	297,360
				489,642

Total Asset-Backed Securities (cost $59,824,345)				60,234,502
Commercial Mortgage-Backed Securities 9.1%
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF03, Class A1, 144A	1.075	10/15/54	284	266,883
BANK,
Series 2021-BN35, Class A4	2.031	06/15/64	500	404,076
Series 2021-BN38, Class A4	2.275	12/15/64	250	203,213

Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK03, Class XB, IO	0.584(cc)	02/15/50	8,410	119,501

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

BANK5, Series 2023-05YR04, Class A3	6.500%	12/15/56	1,039	$1,075,400
Barclays Commercial Mortgage Securities Trust,
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)	7.571(c)	10/15/37	300	298,500
Series 2020-C07, Class XB, IO	0.985(cc)	04/15/53	1,019	51,906
Series 2023-05C23, Class A3	6.675(cc)	12/15/56	1,100	1,149,516
Benchmark Mortgage Trust,
Series 2021-B26, Class XB, IO, 144A	0.639(cc)	06/15/54	18,164	636,276
Series 2021-B28, Class A1	0.597	08/15/54	486	456,879
Series 2023-B40, Class A2	6.930	12/15/56	385	402,463
Series 2023-V02, Class A3	5.812(cc)	05/15/55	500	504,342
Series 2024-V05, Class A3	5.805	01/10/57	500	506,698

BMO Mortgage Trust, Series 2023-C06, Class XB, IO	0.153(cc)	09/15/56	25,500	381,896
BX Commercial Mortgage Trust, Series 2021-CIP, Class E, 144A, 1 Month SOFR + 2.934% (Cap N/A, Floor 2.820%)	8.251(c)	12/15/38	150	147,937
BX Trust, Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)	7.407(c)	03/15/41	500	499,687
BXP Trust, Series 2021-601L, Class A, 144A	2.618	01/15/44	250	197,196
Cantor Commercial Real Estate Lending, Series 2019-CF02, Class A4	2.624	11/15/52	150	131,530
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	1,200	1,123,508
CENT Trust, Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)	7.937(c)	09/15/38	200	201,500
Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A3	2.782	11/10/52	500	434,032
Commercial Mortgage Trust,
Series 2014-CR20, Class A3	3.326	11/10/47	2,788	2,779,883
Series 2014-UBS04, Class A5	3.694	08/10/47	1,000	996,927
Series 2015-LC21, Class A4	3.708	07/10/48	928	907,128
Series 2017-COR02, Class A3	3.510	09/10/50	373	345,132

Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 144A	3.953	09/15/37	250	221,105
CSAIL Commercial Mortgage Trust,
Series 2018-CX11, Class A4	3.766	04/15/51	250	239,586
Series 2019-C16, Class A2	3.067	06/15/52	232	208,717

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
ELM Trust,
Series 2024-ELM, Class D10, 144A	6.626%(cc)	06/10/27	220	$219,908
Series 2024-ELM, Class D15, 144A	6.674(cc)	06/10/27	200	199,895

GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 3.550%)	8.981(c)	10/15/36	180	176,001
GS Mortgage Securities Trust,
Series 2017-GS08, Class A3	3.205	11/10/50	150	139,764
Series 2021-GSA03, Class A4	2.369	12/15/54	200	161,358
Series 2021-GSA03, Class XB, IO	0.624(cc)	12/15/54	2,000	78,830

JPMDB Commercial Mortgage Securities Trust, Series 2020-COR07, Class ASB	2.051	05/13/53	1,100	993,099
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP04, Class A3	3.393	12/15/49	205	194,748
LBA Trust, Series 2024-BOLT, Class D, 144A, 1 Month SOFR + 2.590% (Cap N/A, Floor 2.590%)	7.890(c)	06/15/26	330	329,432
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)	8.032(c)	04/15/38	309	307,348
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A5	3.102	11/15/49	1,000	930,138
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791	11/15/49	1,000	939,012
Series 2019-L02, Class A3	3.806	03/15/52	325	303,445
Series 2020-HR08, Class A3	1.790	07/15/53	365	300,527

MSWF Commercial Mortgage Trust, Series 2023-01, Class A2	6.451	05/15/56	500	510,120
NJ Trust, Series 2023-GSP, Class A, 144A	6.481(cc)	01/06/29	200	206,080
ONE Mortgage Trust, Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	6.931(c)	03/15/36	120	112,650
One New York Plaza Trust,
Series 2020-01NYP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	6.381(c)	01/15/36	220	213,978
Series 2020-01NYP, Class AJ, 144A, 1 Month SOFR + 1.364% (Cap N/A, Floor 1.250%)	6.681(c)	01/15/36	200	190,045
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class A3	2.674	07/15/48	274	260,221
Series 2017-C40, Class A3	3.317	10/15/50	105	98,805

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2020-C58, Class A3	1.810%	07/15/53	119	$98,852

Total Commercial Mortgage-Backed Securities (cost $21,985,435)				21,855,673
Corporate Bonds 34.2%
Aerospace & Defense 0.5%
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	5.125	03/26/29	295	292,513
Boeing Co. (The),
Sr. Unsec’d. Notes	3.300	03/01/35	190	144,661
Sr. Unsec’d. Notes	3.900	05/01/49	180	120,386
Sr. Unsec’d. Notes	5.150	05/01/30	420	400,666

Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	04/15/27	257	257,257
				1,215,483
Agriculture 1.1%
Altria Group, Inc., Gtd. Notes	6.875	11/01/33	330	355,632
BAT Capital Corp. (United Kingdom),
Gtd. Notes	5.834	02/20/31	630	637,518
Gtd. Notes	6.343	08/02/30	75	78,196
BAT International Finance PLC (United Kingdom),
Gtd. Notes	4.448	03/16/28	120	115,876
Gtd. Notes	5.931	02/02/29	25	25,474

Bunge Ltd. Finance Corp., Gtd. Notes	2.750	05/14/31	600	511,183
Philip Morris International, Inc., Sr. Unsec’d. Notes	5.125	02/15/30	450	446,643
Reynolds American, Inc. (United Kingdom), Gtd. Notes	5.700	08/15/35	425	415,174
				2,585,696
Airlines 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750	04/20/29	150	144,615

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.750%	10/20/28	300	$290,505
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	140	139,075
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	225	216,882
				791,077
Apparel 0.0%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	50	45,165
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	50	41,646
				86,811
Auto Manufacturers 1.3%
American Honda Finance Corp., Sr. Unsec’d. Notes, GMTN	4.900	01/10/34	520	503,446
Ford Motor Co., Sr. Unsec’d. Notes	4.750	01/15/43	50	40,413
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.271	01/09/27	400	384,289
Sr. Unsec’d. Notes	7.200	06/10/30	255	266,892
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	5.000	04/09/27	180	178,027
Sr. Unsec’d. Notes	5.800	06/23/28	225	226,798
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	5.250	01/08/27	355	352,792
Sr. Unsec’d. Notes, 144A	5.300	03/19/27	290	288,639

Mercedes-Benz Finance North America LLC (Germany), Gtd. Notes, 144A	5.000	01/11/34	285	276,293

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)

Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	4.800%	01/05/34	245	$236,206
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	5.250	03/22/29	320	316,720
				3,070,515
Auto Parts & Equipment 0.1%
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	40	40,336
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	150	136,945
				177,281
Banks 7.6%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	5.538(ff)	03/14/30	200	198,870
Sr. Non-Preferred Notes	5.552(ff)	03/14/28	400	397,174
Bank of America Corp.,
Sr. Unsec’d. Notes	2.572(ff)	10/20/32	675	556,787
Sr. Unsec’d. Notes	5.288(ff)	04/25/34	865	851,511
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	1,120	941,154
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	5.829(ff)	05/09/27	340	340,026
Sub. Notes	7.119(ff)	06/27/34	310	327,798

BNP Paribas SA (France), Sr. Non-Preferred Notes, 144A	1.323(ff)	01/13/27	415	386,792
BPCE SA (France), Sr. Non-Preferred Notes, 144A	5.716(ff)	01/18/30	250	248,132
Cassa Depositi e Prestiti SpA (Italy), Sr. Unsec’d. Notes, 144A	5.875	04/30/29	200	201,357
Citigroup, Inc.,
Jr. Sub. Notes, Series CC	7.125(ff)	08/15/29(oo)	460	459,678
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	40	37,719
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	990	857,619
Sr. Unsec’d. Notes	5.174(ff)	02/13/30	520	514,961
Sub. Notes	5.827(ff)	02/13/35	510	503,316

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Comerica, Inc., Sr. Unsec’d. Notes	5.982%(ff)	01/30/30	716	$706,159
Danske Bank A/S (Denmark), Sr. Preferred Notes, 144A, MTN	6.259(ff)	09/22/26	200	201,374
Deutsche Bank AG (Germany), Sr. Non-Preferred Notes	2.311(ff)	11/16/27	310	284,332
Fifth Third Bancorp,
Sr. Unsec’d. Notes	4.337(ff)	04/25/33	296	269,335
Sr. Unsec’d. Notes	6.339(ff)	07/27/29	270	276,766
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	55	51,118
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	735	704,450
Sr. Unsec’d. Notes	5.851(ff)	04/25/35	170	173,595
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709(ff)	02/02/35	175	171,833
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	40	40,766
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	125	122,807
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	500	404,416
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	1,210	1,064,096
Sr. Unsec’d. Notes	5.581(ff)	04/22/30	755	763,118
KeyCorp,
Sr. Unsec’d. Notes	6.401(ff)	03/06/35	75	75,481
Sr. Unsec’d. Notes, MTN	2.550	10/01/29	450	379,696
Morgan Stanley,
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	95	95,297
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	520	452,364
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	515	411,113
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	970	817,399
Sub. Notes, GMTN	4.350	09/08/26	195	190,616
Societe Generale SA (France),
Gtd. Notes, 144A	2.797(ff)	01/19/28	195	179,915
Sr. Non-Preferred Notes, 144A	6.066(ff)	01/19/35	400	400,283
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	45	45,166
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	85	90,027
U.S. Bancorp,
Sr. Unsec’d. Notes	5.384(ff)	01/23/30	330	329,021
Sr. Unsec’d. Notes	5.836(ff)	06/12/34	45	45,332

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	6.537%(ff)	08/12/33	270	$283,085
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%	6.941(c)	05/12/26	200	201,537
Wells Fargo & Co.,
Sr. Unsec’d. Notes	5.389(ff)	04/24/34	125	122,998
Sr. Unsec’d. Notes	6.303(ff)	10/23/29	685	708,384
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	260	229,033
Sr. Unsec’d. Notes, MTN	4.808(ff)	07/25/28	295	289,728
Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29	160	160,952
Sr. Unsec’d. Notes, MTN	5.707(ff)	04/22/28	740	745,019
				18,309,505
Beverages 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.900	02/01/46	40	36,583
Biotechnology 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	5.600	03/02/43	290	287,147
Building Materials 0.6%
CEMEX Materials LLC (Mexico), Gtd. Notes	7.700	07/21/25	50	51,059
CRH SMW Finance DAC, Gtd. Notes	5.200	05/21/29	630	626,548
Fortune Brands Innovations, Inc., Sr. Unsec’d. Notes	3.250	09/15/29	175	157,594
Griffon Corp., Gtd. Notes	5.750	03/01/28	23	22,243
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.625	12/15/25	25	24,508
Gtd. Notes, 144A	4.875	12/15/27	200	187,500

Masco Corp., Sr. Unsec’d. Notes	3.500	11/15/27	230	216,733
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	75	72,493

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)

Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375%	07/15/30	75	$66,975
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	7.250	01/15/31	20	20,633
				1,446,286
Chemicals 0.2%
Ashland, Inc., Sr. Unsec’d. Notes, 144A	3.375	09/01/31	75	63,055
CF Industries, Inc., Gtd. Notes	5.150	03/15/34	130	124,271
Chemours Co. (The), Gtd. Notes	5.375	05/15/27	50	47,417
FMC Corp., Sr. Unsec’d. Notes	5.150	05/18/26	140	138,922
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.900	03/27/28	55	54,346
RPM International, Inc., Sr. Unsec’d. Notes	2.950	01/15/32	20	16,657
				444,668
Commercial Services 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26	5	5,000
Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29	75	72,539
AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27	150	141,916
ERAC USA Finance LLC,
Gtd. Notes, 144A	3.300	12/01/26	160	152,737
Gtd. Notes, 144A	4.900	05/01/33	355	343,475

Herc Holdings, Inc., Gtd. Notes, 144A	5.500	07/15/27	75	73,118
Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A	6.500	05/15/29	75	69,128

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

RELX Capital, Inc. (United Kingdom), Gtd. Notes	4.750%	05/20/32	30	$29,119
United Rentals North America, Inc., Gtd. Notes	3.750	01/15/32	50	42,760
University of Southern California, Sr. Unsec’d. Notes	4.976	10/01/53	212	205,694
Washington University (The), Sr. Unsec’d. Notes	4.349	04/15/2122	80	62,893
				1,198,379
Computers 0.4%
Booz Allen Hamilton, Inc., Gtd. Notes	5.950	08/04/33	200	205,590
Leidos, Inc., Gtd. Notes	4.375	05/15/30	500	470,250
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	150	138,841
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	79	85,279
				899,960
Distribution/Wholesale 0.0%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	100	89,526
Diversified Financial Services 0.5%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28	50	51,429
Capital One Financial Corp., Sr. Unsec’d. Notes	7.624(ff)	10/30/31	100	109,351
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	2.625	10/15/31	120	96,752
LFS Topco LLC, Gtd. Notes, 144A	5.875	10/15/26	25	23,459
LPL Holdings, Inc., Gtd. Notes	5.700	05/20/27	175	175,503
LSEG US Fin Corp. (United Kingdom), Gtd. Notes, 144A	5.297	03/28/34	300	296,625

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	5.750%	11/15/31	150	$138,682
Nuveen LLC, Sr. Unsec’d. Notes, 144A	5.850	04/15/34	145	145,347
OneMain Finance Corp., Gtd. Notes	6.875	03/15/25	25	25,212
PennyMac Financial Services, Inc., Gtd. Notes, 144A	7.875	12/15/29	50	51,195
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28	200	203,750
				1,317,305
Electric 1.5%
AEP Texas, Inc.,
Sr. Unsec’d. Notes	5.400	06/01/33	225	218,951
Sr. Unsec’d. Notes	5.450	05/15/29	150	149,901

Algonquin Power & Utilities Corp. (Canada), Sr. Unsec’d. Notes	5.365	06/15/26	175	173,630
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	175	153,372
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	175	161,566

Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29	200	186,855
Edison International, Sr. Unsec’d. Notes	5.250	11/15/28	130	128,667
Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes, MTN	8.450	08/10/28	400	398,000
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	200	183,162
NRG Energy, Inc.,
Gtd. Notes, 144A	3.375	02/15/29	50	44,228
Gtd. Notes, 144A	3.875	02/15/32	50	42,841
Pacific Gas & Electric Co.,
First Mortgage	4.500	07/01/40	110	91,227
First Mortgage	4.950	07/01/50	15	12,506

PPL Electric Utilities Corp., First Mortgage	4.850	02/15/34	185	178,873
Puget Energy, Inc., Sr. Sec’d. Notes	4.224	03/15/32	145	128,681

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Sempra, Jr. Sub. Notes	4.125%(ff)	04/01/52	120	$111,108
Southern California Edison Co.,
First Mortgage	3.450	02/01/52	30	20,436
First Mortgage	5.300	03/01/28	110	110,263
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	175	173,751
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)	675	699,440
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	50	46,287
Gtd. Notes, 144A	6.875	04/15/32	70	70,388
				3,484,133
Electronics 0.0%
Likewize Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25	50	50,458
Engineering & Construction 0.3%
Jacobs Engineering Group, Inc., Gtd. Notes	6.350	08/18/28	265	271,808
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47	200	168,500
Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	192,766
Sr. Sec’d. Notes, 144A	5.500	07/31/47	200	168,500
				801,574
Entertainment 0.4%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29	75	67,757
Sr. Sec’d. Notes, 144A	6.500	02/15/32	65	64,286
Sr. Sec’d. Notes, 144A	7.000	02/15/30	75	75,879

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	50	49,679
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500	02/15/25	200	199,720
Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29	175	163,734

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	4.125%	07/01/29		50	$41,729
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42		265	219,029
Gtd. Notes	5.141	03/15/52		155	122,311
					1,004,124
Environmental Control 0.0%
GFL Environmental, Inc., Sr. Sec’d. Notes, 144A	6.750	01/15/31		30	30,619
Foods 0.7%
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25		18	17,706
Gtd. Notes	5.250	09/15/27		50	45,925

Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	270	342,910
Bellis Finco PLC (United Kingdom), Gtd. Notes	4.000	02/16/27	GBP	218	253,372
Bimbo Bakeries USA, Inc. (Mexico), Gtd. Notes, 144A	6.050	01/15/29		205	209,228
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes	4.375	02/02/52		300	220,685
Gtd. Notes	5.125	02/01/28		45	44,264
Gtd. Notes, 144A	6.750	03/15/34		220	231,356
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		25	22,513
Gtd. Notes, 144A	4.375	01/31/32		75	66,237

Pilgrim’s Pride Corp., Gtd. Notes	3.500	03/01/32		50	42,045
Post Holdings, Inc., Sr. Unsec’d. Notes, 144A	4.500	09/15/31		75	66,581
					1,562,822
Gas 0.0%
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	5.050	05/15/52		75	65,728

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Products 0.1%
Avantor Funding, Inc., Gtd. Notes	3.875%	07/15/28	EUR	192	$203,017
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		25	22,794
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		25	23,574

Medline Borrower LP/Medline Co-Issuer, Inc., Sr. Sec’d. Notes, 144A	6.250	04/01/29		100	100,196
					349,581
Healthcare-Services 1.0%
CommonSpirit Health, Sr. Sec’d. Notes	5.205	12/01/31		545	534,709
DaVita, Inc., Gtd. Notes, 144A	4.625	06/01/30		150	134,404
Elevance Health, Inc., Sr. Unsec’d. Notes	2.875	09/15/29		745	664,462
Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375	02/15/27		75	70,837
Nationwide Children’s Hospital, Inc., Unsec’d. Notes	4.556	11/01/52		220	195,527
Presbyterian Healthcare Services, Unsec’d. Notes	4.875	08/01/52		150	139,839
Queen’s Health Systems (The), Sec’d. Notes	4.810	07/01/52		90	83,327
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	01/15/30		50	46,020
Sr. Sec’d. Notes, 144A	6.750	05/15/31		125	126,282

UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.200	04/15/63		455	421,693
					2,417,100
Home Builders 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	4.625	08/01/29		50	44,833
Beazer Homes USA, Inc., Gtd. Notes	7.250	10/15/29		75	74,927

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	4.875%	02/15/30	75	$65,963
Century Communities, Inc., Gtd. Notes	6.750	06/01/27	50	50,243
Forestar Group, Inc., Gtd. Notes, 144A	3.850	05/15/26	50	47,767
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	150	142,499
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes	4.750	04/01/29	50	46,359
Tri Pointe Homes, Inc., Gtd. Notes	5.700	06/15/28	225	219,816
				692,407
Housewares 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	50	42,797
Gtd. Notes	4.375	02/01/32	75	64,171
				106,968
Insurance 0.8%
Acrisure LLC/Acrisure Finance, Inc., Sr. Unsec’d. Notes, 144A	8.250	02/01/29	250	251,299
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes	4.400	04/05/52	100	79,195
Sr. Unsec’d. Notes	5.750	01/15/34	450	452,388
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	3.375	03/03/31	115	99,347
Sr. Unsec’d. Notes	5.625	08/16/32	135	132,111
Sr. Unsec’d. Notes, 144A	6.000	12/07/33	405	406,877

Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.569	02/01/29	165	159,336
Lincoln National Corp., Sr. Unsec’d. Notes	5.852	03/15/34	320	318,250
				1,898,803

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Internet 0.1%
Gen Digital, Inc., Sr. Unsec’d. Notes, 144A	5.000%	04/15/25	125	$123,874
Iron/Steel 0.1%
Mineral Resources Ltd. (Australia), Sr. Unsec’d. Notes, 144A	9.250	10/01/28	50	52,562
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450	04/15/30	120	108,941
				161,503
Leisure Time 0.3%
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	150	147,323
Sr. Sec’d. Notes, 144A	4.000	08/01/28	75	68,893

Carnival Holdings Bermuda Ltd., Gtd. Notes, 144A	10.375	05/01/28	25	27,077
Lindblad Expeditions LLC, Sr. Sec’d. Notes, 144A	6.750	02/15/27	225	222,619
NCL Corp. Ltd., Gtd. Notes, 144A	5.875	03/15/26	50	49,000
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A	7.250	01/15/30	25	25,781
Sr. Unsec’d. Notes, 144A	5.500	08/31/26	100	98,186

Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27	50	48,625
Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	50	47,773
				735,277
Lodging 0.4%
Marriott International, Inc.,
Sr. Unsec’d. Notes	4.900	04/15/29	30	29,489
Sr. Unsec’d. Notes	5.300	05/15/34	440	430,462
MGM Resorts International,
Gtd. Notes	4.750	10/15/28	225	210,414
Gtd. Notes	6.500	04/15/32	160	156,497

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)

Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.500%	10/01/27	200	$190,062
				1,016,924
Machinery-Diversified 0.4%
AGCO Corp., Gtd. Notes	5.450	03/21/27	120	119,874
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30	50	51,508
CNH Industrial Capital LLC, Gtd. Notes	5.100	04/20/29	390	386,930
Ingersoll Rand, Inc., Sr. Unsec’d. Notes	5.700	08/14/33	120	122,326
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	75	79,784
Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.700	09/15/28	140	136,954
				897,376
Media 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	50	39,660
Sr. Unsec’d. Notes, 144A	4.250	01/15/34	25	18,690
Sr. Unsec’d. Notes, 144A	4.500	06/01/33	100	77,158

Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	3.900	06/01/52	400	251,224
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/15/28	525	525,436
Sr. Unsec’d. Notes, 144A	2.600	06/15/31	535	441,026
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $1,688; purchased 01/31/24)(f)	6.625	08/15/27(d)	25	466
Sec’d. Notes, 144A (original cost $39,000; purchased 08/30/22)(f)	5.375	08/15/26(d)	200	3,630
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	50	19,884

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)
DISH DBS Corp., (cont’d.)
Gtd. Notes	7.375%	07/01/28		25	$11,259
Gtd. Notes	7.750	07/01/26		50	32,019

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		250	251,121
FactSet Research Systems, Inc., Sr. Unsec’d. Notes	3.450	03/01/32		790	681,544
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	8.000	08/15/28		80	78,778
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes	4.250	01/15/30	GBP	306	325,655
					2,757,550
Mining 1.0%
Freeport-McMoRan, Inc., Gtd. Notes	5.400	11/14/34		135	132,125
Hecla Mining Co., Gtd. Notes	7.250	02/15/28		25	25,193
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (Indonesia), Sr. Unsec’d. Notes	4.750	05/15/25		200	197,622
Kinross Gold Corp. (Canada),
Gtd. Notes	4.500	07/15/27		150	145,430
Sr. Unsec’d. Notes	6.250	07/15/33		320	330,765
Newmont Corp.,
Gtd. Notes	2.250	10/01/30		160	135,039
Gtd. Notes	2.600	07/15/32		265	218,996
Gtd. Notes	5.875	04/01/35		580	595,131

Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes, 144A	5.350	03/15/34		350	347,842
Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26		200	186,668
					2,314,811
Miscellaneous Manufacturing 0.0%
Teledyne Technologies, Inc., Gtd. Notes	2.750	04/01/31		115	97,272

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Office/Business Equipment 0.3%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670%	12/01/26	140	$130,574
Gtd. Notes	3.250	02/15/29	600	541,964
				672,538
Oil & Gas 2.4%
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	250	211,785
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	445	406,918
Sr. Unsec’d. Notes, 144A	4.000	01/15/31	240	216,103
Sr. Unsec’d. Notes, 144A	6.000	06/13/33	250	251,960

Antero Resources Corp., Gtd. Notes, 144A	5.375	03/01/30	50	47,865
BP Capital Markets America, Inc., Gtd. Notes	4.812	02/13/33	300	290,152
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	5.850	02/01/35	250	248,510
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.750	02/15/52	100	70,705
Chesapeake Energy Corp., Gtd. Notes, 144A	5.875	02/01/29	125	122,918
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	75	75,083
Civitas Resources, Inc.,
Gtd. Notes, 144A	5.000	10/15/26	100	97,496
Gtd. Notes, 144A	8.375	07/01/28	25	26,267
Gtd. Notes, 144A	8.625	11/01/30	25	26,738
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625	04/01/32	45	45,918
Gtd. Notes, 144A	9.250	02/15/28	40	42,414

Devon Energy Corp., Sr. Unsec’d. Notes	5.875	06/15/28	95	95,224
Diamondback Energy, Inc.,
Gtd. Notes	5.400	04/18/34	345	340,213
Gtd. Notes	6.250	03/15/33	275	287,400
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30	30	28,613
Sr. Unsec’d. Notes	8.625	01/19/29	220	229,090
Sr. Unsec’d. Notes	8.875	01/13/33	100	102,375

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750%	01/30/28		75	$75,810
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875	03/30/26		90	85,387
Sr. Sec’d. Notes, 144A	5.375	03/30/28		144	129,978

Helmerich & Payne, Inc., Sr. Unsec’d. Notes	2.900	09/29/31		65	53,937
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		15	14,480
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		75	71,990

Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27		75	77,000
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.375	10/01/29	GBP	160	190,339
Gtd. Notes, EMTN	6.250	12/14/26	GBP	100	126,350
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	100	95,123
Gtd. Notes	5.350	02/12/28		220	194,040
Gtd. Notes	6.500	03/13/27		100	94,340
Gtd. Notes	6.500	01/23/29		100	90,440
Gtd. Notes, EMTN	2.750	04/21/27	EUR	270	258,640
Gtd. Notes, EMTN	4.875	02/21/28	EUR	230	227,036

Pioneer Natural Resources Co., Sr. Unsec’d. Notes	2.150	01/15/31		125	104,929
Santos Finance Ltd. (Australia), Gtd. Notes, 144A	6.875	09/19/33		380	397,059
Southwestern Energy Co.,
Gtd. Notes	4.750	02/01/32		25	22,658
Gtd. Notes	5.375	02/01/29		50	48,247

Transocean, Inc., Gtd. Notes, 144A	8.250	05/15/29		35	34,990
Var Energi ASA (Norway), Sr. Unsec’d. Notes, 144A	5.000	05/18/27		200	195,062
					5,851,582
Packaging & Containers 0.2%
AptarGroup, Inc., Sr. Unsec’d. Notes	3.600	03/15/32		140	121,584

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
Ball Corp., Gtd. Notes	6.000%	06/15/29	50	$50,099
Berry Global, Inc., Sr. Sec’d. Notes	5.500	04/15/28	240	238,557
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28	100	92,800
				503,040
Pharmaceuticals 0.8%
AbbVie, Inc., Sr. Unsec’d. Notes	4.050	11/21/39	265	228,360
AdaptHealth LLC, Gtd. Notes, 144A	6.125	08/01/28	125	119,625
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.250	01/30/30	25	12,375
Gtd. Notes, 144A	5.250	02/15/31	25	12,375
Gtd. Notes, 144A	6.250	02/15/29	50	26,500
Gtd. Notes, 144A	7.000	01/15/28	25	14,375
Sr. Sec’d. Notes, 144A	4.875	06/01/28	25	18,063

Cigna Group (The), Sr. Unsec’d. Notes	3.200	03/15/40	235	173,579
CVS Health Corp.,
Sr. Unsec’d. Notes	2.700	08/21/40	130	86,138
Sr. Unsec’d. Notes	3.250	08/15/29	225	203,141

Merck & Co., Inc., Sr. Unsec’d. Notes	2.900	12/10/61	55	32,734
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125	04/30/31	200	176,656
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26	225	214,429
Utah Acquisition Sub, Inc., Gtd. Notes	3.950	06/15/26	460	443,776
Viatris, Inc., Gtd. Notes	3.850	06/22/40	125	91,158
				1,853,284

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines 3.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	6.625%	02/01/32	60	$60,116
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	6.036	11/15/33	670	683,297
DCP Midstream Operating LP,
Gtd. Notes	5.625	07/15/27	540	545,542
Gtd. Notes, 144A	6.750	09/15/37	310	331,264
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	315	307,905
Sr. Unsec’d. Notes	5.000	05/15/50	220	186,738
Sr. Unsec’d. Notes	5.400	10/01/47	285	255,954
Sr. Unsec’d. Notes	6.400	12/01/30	35	36,619
Sr. Unsec’d. Notes	6.550	12/01/33	590	622,815
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	25	25,521
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	25	26,407
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	360	337,219
Sr. Unsec’d. Notes	4.950	03/14/52	55	46,823
Sr. Unsec’d. Notes	5.200	03/01/47	105	94,277
Sr. Unsec’d. Notes	5.500	06/01/34	460	449,974
Sr. Unsec’d. Notes	5.500	02/15/49	55	50,883

ONEOK Partners LP, Gtd. Notes	6.850	10/15/37	400	428,491
ONEOK, Inc.,
Gtd. Notes	4.450	09/01/49	150	118,361
Gtd. Notes	5.200	07/15/48	65	57,556
Gtd. Notes	6.050	09/01/33	130	133,137

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28	75	71,681
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	40	35,910
Gtd. Notes	6.500	03/30/34	665	701,976
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.500	03/01/28	248	239,358
Sr. Unsec’d. Notes	4.650	07/01/26	150	146,838
Sr. Unsec’d. Notes	6.350	01/15/29	135	139,069

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	2.600%	03/15/31	465	$391,208
Sr. Unsec’d. Notes	3.500	11/15/30	450	405,367
Sr. Unsec’d. Notes	5.150	03/15/34	255	247,547
Sr. Unsec’d. Notes	5.400	03/02/26	95	94,881
				7,272,734
Real Estate 0.1%
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.375	02/01/31	50	42,612
Gtd. Notes, 144A	5.375	08/01/28	150	142,046
				184,658
Real Estate Investment Trusts (REITs) 3.0%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes	4.750	04/15/35	30	27,835
Gtd. Notes	5.250	05/15/36	485	465,252

American Tower Corp., Sr. Unsec’d. Notes	3.950	03/15/29	660	618,945
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.900	03/15/27	700	668,675
Sr. Unsec’d. Notes	4.050	07/01/30	145	133,504
Sr. Unsec’d. Notes	5.500	02/15/34	185	180,625
Sr. Unsec’d. Notes	5.750	02/15/35	75	74,297

COPT Defense Properties LP, Gtd. Notes	2.750	04/15/31	115	94,659
Crown Castle, Inc.,
Sr. Unsec’d. Notes	4.800	09/01/28	255	248,929
Sr. Unsec’d. Notes	5.600	06/01/29	140	140,887
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	75	54,195
Gtd. Notes	9.750	06/15/25	25	25,014
Sr. Unsec’d. Notes	4.750	02/15/28	25	20,571

Extra Space Storage LP, Gtd. Notes	3.900	04/01/29	135	126,531
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.250	01/15/32	55	45,678
Gtd. Notes	5.250	06/01/25	160	158,909

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
GLP Capital LP/GLP Financing II, Inc., (cont’d.)
Gtd. Notes	5.375%	04/15/26		850	$842,286

Invitation Homes Operating Partnership LP, Gtd. Notes	5.450	08/15/30		280	278,953
Kimco Realty OP LLC, Gtd. Notes	4.600	02/01/33		335	312,656
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31		75	48,681
Gtd. Notes	5.000	10/15/27		75	61,480
Realty Income Corp.,
Sr. Unsec’d. Notes	2.700	02/15/32		135	111,846
Sr. Unsec’d. Notes	4.700	12/15/28		270	263,450

RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	6.500	04/01/32		95	94,402
SBA Communications Corp., Sr. Unsec’d. Notes	3.125	02/01/29		150	132,247
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28		155	135,403
Gtd. Notes	4.200	04/15/32		80	71,468
Gtd. Notes	5.500	01/15/29		455	452,549
Gtd. Notes	5.700	01/15/33		45	44,316

VICI Properties LP, Sr. Unsec’d. Notes	4.750	02/15/28		60	58,317
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	5.750	02/01/27		1,000	998,678
Welltower OP LLC, Gtd. Notes	4.250	04/15/28		175	168,401
					7,159,639
Retail 0.3%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	3.500	02/15/29		25	22,406
Brinker International, Inc., Gtd. Notes, 144A	8.250	07/15/30		75	78,326
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	100	111,380
Sr. Sec’d. Notes, 144A	12.000	11/30/28		200	207,140

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Sec’d. Notes, 144A	4.625%	01/15/29	75	$67,741
Gap, Inc. (The), Gtd. Notes, 144A	3.875	10/01/31	50	41,510
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	03/01/32	40	39,270
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes, 144A	5.000	06/01/31	50	44,876
				612,649
Semiconductors 0.2%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	205	162,768
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	490	418,637
				581,405
Shipbuilding 0.4%
Huntington Ingalls Industries, Inc., Gtd. Notes	2.043	08/16/28	1,000	873,389
Software 0.2%
Fiserv, Inc.,
Sr. Unsec’d. Notes	5.375	08/21/28	130	130,250
Sr. Unsec’d. Notes	5.450	03/02/28	140	140,692
Oracle Corp.,
Sr. Unsec’d. Notes	3.600	04/01/50	180	125,282
Sr. Unsec’d. Notes	5.550	02/06/53	50	47,195
				443,419
Telecommunications 1.2%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.550	09/15/55	275	184,737
Sr. Unsec’d. Notes	5.400	02/15/34	750	743,998

Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	11.000	11/15/29	500	513,140

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Motorola Solutions, Inc., Sr. Unsec’d. Notes	5.400%	04/15/34	740	$731,414
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31	450	379,222
Gtd. Notes	3.750	04/15/27	45	43,142

Verizon Communications, Inc., Sr. Unsec’d. Notes	3.150	03/22/30	235	210,584
				2,806,237
Transportation 0.3%
GN Bondco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	325	295,495
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27	275	283,092
XPO, Inc., Sr. Sec’d. Notes, 144A	6.250	06/01/28	100	99,985
				678,572
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.750	05/24/26	300	301,069

Total Corporate Bonds (cost $84,320,532)				82,319,341
Floating Rate and Other Loans 0.2%
Auto Parts & Equipment 0.0%
Tenneco, Inc., Term A Loan, 3 Month SOFR + 4.850%	10.173(c)	11/17/28	100	96,672
Computers 0.1%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.750%	8.593(c)	03/01/29	249	249,248

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Media 0.1%
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.817%(c)	01/18/28	100	$95,793
Diamond Sports Group LLC,
Dip Term Loan	—(p)	12/02/24	15	21,542
First Lien Term Loan, 1 Month SOFR + 10.100%	15.413(c)	05/25/26	22	20,899
Second Lien Term Loan	8.175	08/24/26(d)	25	469
				138,703

Total Floating Rate and Other Loans (cost $478,070)				484,623
Municipal Bonds 0.3%
California 0.2%
Regents of the University of California Medical Center Pooled Revenue, Taxable, Revenue Bonds, Series Q	4.563	05/15/53	520	455,544
Michigan 0.1%
Michigan State University, Taxable, Revenue Bonds, Series A	4.165	08/15/2122	45	33,906
University of Michigan, Taxable, Revenue Bonds, Series A	4.454	04/01/2122	100	81,299
				115,205
Minnesota 0.0%
University of Minnesota, Taxable, Revenue Bonds	4.048	04/01/52	95	80,311

Total Municipal Bonds (cost $702,996)				651,060
Residential Mortgage-Backed Securities 1.6%
Citigroup Mortgage Loan Trust, Series 2022-A, Class A1, 144A	6.170	09/25/62	86	86,051

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.574%(c)	03/25/42	15	$16,703
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.574(c)	03/25/42	20	21,736
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 3.100%)	8.424(c)	06/25/43	100	105,578
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)	8.024(c)	07/25/43	100	103,973

Credit Suisse Mortgage Trust, Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62	84	78,680
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.974(c)	01/25/51	300	319,085
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	6.824(c)	10/25/41	200	201,032
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	7.174(c)	01/25/42	300	303,189
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.724(c)	02/25/42	100	102,492
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	8.224(c)	04/25/42	310	322,320
Series 2022-DNA06, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 0.000%)	9.024(c)	09/25/42	600	638,628
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month SOFR + 3.864% (Cap N/A, Floor 2.750%)	9.193(c)	05/30/25	243	242,795
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.824(c)	05/25/33	782	787,635
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.674(c)	03/29/27	393	394,861

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

Radnor Re Ltd., Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.024%(c)	07/25/33		150	$151,936

Total Residential Mortgage-Backed Securities (cost $3,734,565)					3,876,694
Sovereign Bonds 0.7%
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		80	78,875
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		300	289,219
Sr. Unsec’d. Notes, 144A	6.875	01/29/26		100	101,188
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	150	149,880
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	100	85,925
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN	1.750	07/13/30	EUR	160	142,426
Sr. Unsec’d. Notes, EMTN	5.500	09/18/28	EUR	170	190,112
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	100	91,844
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	300	312,137
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		200	201,954

Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes	7.750	09/01/26(d)		100	30,250

Total Sovereign Bonds (cost $1,812,349)					1,673,810
U.S. Government Agency Obligations 17.3%
Federal Home Loan Mortgage Corp.	2.000	11/01/50		502	390,894
Federal Home Loan Mortgage Corp.	2.000	03/01/51		504	391,047
Federal Home Loan Mortgage Corp.	2.000	05/01/51		1,234	957,004
Federal Home Loan Mortgage Corp.	2.500	03/01/51		547	445,048
Federal Home Loan Mortgage Corp.	2.500	04/01/51		456	370,776
Federal Home Loan Mortgage Corp.	2.500	08/01/51		2,973	2,443,319
Federal Home Loan Mortgage Corp.	2.500	01/01/52		502	412,256
Federal Home Loan Mortgage Corp.	3.000	01/01/52		431	365,345

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	3.000%	01/01/52	1,175	$1,005,066
Federal Home Loan Mortgage Corp.	3.000	02/01/52	425	358,259
Federal Home Loan Mortgage Corp.	3.000	03/01/52	199	169,717
Federal Home Loan Mortgage Corp.	3.000	03/01/52	566	484,477
Federal Home Loan Mortgage Corp.	3.000	06/01/52	546	464,568
Federal Home Loan Mortgage Corp.	3.000	06/01/52	998	853,394
Federal Home Loan Mortgage Corp.	3.500	08/01/43	438	398,669
Federal Home Loan Mortgage Corp.	4.000	05/01/52	505	459,461
Federal Home Loan Mortgage Corp.	4.500	06/01/52	1,047	980,708
Federal Home Loan Mortgage Corp.	6.000	08/01/52	107	107,760
Federal National Mortgage Assoc.	1.500	05/01/36	720	612,854
Federal National Mortgage Assoc.	1.500	02/01/51	728	537,178
Federal National Mortgage Assoc.	2.000	TBA	3,000	2,313,944
Federal National Mortgage Assoc.	2.000	11/01/50	879	686,559
Federal National Mortgage Assoc.	2.000	04/01/51	2,290	1,777,417
Federal National Mortgage Assoc.	2.500	TBA(tt)	1,500	1,211,023
Federal National Mortgage Assoc.	2.500	TBA	1,500	1,212,137
Federal National Mortgage Assoc.	2.500	12/01/49	344	281,338
Federal National Mortgage Assoc.	2.500	02/01/50	142	115,981
Federal National Mortgage Assoc.	2.500	07/01/51	730	592,293
Federal National Mortgage Assoc.	2.500	11/01/51	502	407,005
Federal National Mortgage Assoc.	2.500	04/01/52	503	407,312
Federal National Mortgage Assoc.	3.000	TBA	500	420,386
Federal National Mortgage Assoc.	3.000	12/01/51	415	350,542
Federal National Mortgage Assoc.	3.000	01/01/52	200	169,432
Federal National Mortgage Assoc.	3.000	02/01/52	968	815,082
Federal National Mortgage Assoc.	3.000	03/01/52	944	794,841
Federal National Mortgage Assoc.	3.000	04/01/52	1,005	845,774
Federal National Mortgage Assoc.	3.500	TBA	1,000	877,051
Federal National Mortgage Assoc.	3.500	02/01/52	807	712,856
Federal National Mortgage Assoc.	4.000	05/01/52	1,514	1,376,758
Federal National Mortgage Assoc.	4.000	06/01/52	496	450,815
Federal National Mortgage Assoc.	4.500	06/01/52	1,340	1,255,300
Federal National Mortgage Assoc.	5.000	TBA	500	481,143
Federal National Mortgage Assoc.	5.000	06/01/52	208	200,675
Federal National Mortgage Assoc.	5.000	07/01/52	670	646,092
Federal National Mortgage Assoc.	5.500	TBA	500	491,889
Federal National Mortgage Assoc.	5.500	11/01/52	2,439	2,406,470
Federal National Mortgage Assoc.	6.000	TBA	1,000	1,000,983
Federal National Mortgage Assoc.	6.000	TBA	2,000	2,002,747
Federal National Mortgage Assoc.	6.000	11/01/52	94	94,353
Federal National Mortgage Assoc.	6.000	12/01/52	389	390,891

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	2.000%	01/20/51	496	$398,129
Government National Mortgage Assoc.	2.500	04/20/51	505	421,200
Government National Mortgage Assoc.	2.500	09/20/51	939	782,521
Government National Mortgage Assoc.	3.000	08/20/51	1,098	949,475
Government National Mortgage Assoc.	3.500	08/20/50	174	156,342
Government National Mortgage Assoc.	3.500	12/20/51	431	385,122
Government National Mortgage Assoc.	3.500	03/20/52	940	838,955
Government National Mortgage Assoc.	5.000	09/20/52	466	452,793
Government National Mortgage Assoc.	5.500	09/20/52	212	210,063

Total U.S. Government Agency Obligations (cost $42,392,085)				41,591,489
U.S. Treasury Obligations 15.9%
U.S. Treasury Bonds(k)	2.000	11/15/41	4,460	3,023,044
U.S. Treasury Bonds	2.250	05/15/41	2,375	1,697,383
U.S. Treasury Bonds(h)	2.375	02/15/42	4,245	3,053,747
U.S. Treasury Bonds	2.375	05/15/51	525	340,348
U.S. Treasury Bonds	3.000	02/15/49	9,850	7,364,414
U.S. Treasury Bonds	3.375	11/15/48	7,450	5,973,969
U.S. Treasury Bonds	4.000	11/15/52	1,110	996,919
U.S. Treasury Bonds	4.125	08/15/53	375	344,004
U.S. Treasury Bonds	4.250	02/15/54	465	436,228
U.S. Treasury Bonds	4.750	11/15/53	470	478,959
U.S. Treasury Notes	2.750	08/15/32	2,400	2,114,250
U.S. Treasury Notes	3.875	12/31/29	3,285	3,181,830
U.S. Treasury Notes	4.625	09/30/30	4,880	4,909,737
U.S. Treasury Notes	4.625	04/30/31	760	765,700
U.S. Treasury Strips Coupon(k)	2.974(s)	11/15/41	2,425	1,035,172
U.S. Treasury Strips Coupon	4.634(s)	02/15/42	720	303,328
U.S. Treasury Strips Coupon	4.645(s)	08/15/40	825	376,696
U.S. Treasury Strips Coupon	4.686(s)	02/15/41	730	324,337
U.S. Treasury Strips Coupon	4.908(s)	05/15/42	1,210	503,379
U.S. Treasury Strips Coupon(k)	5.349(s)	05/15/40	2,080	964,356

Total U.S. Treasury Obligations (cost $40,564,429)				38,187,800

Total Long-Term Investments (cost $255,814,806)				250,874,992

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Shares	Value
Short-Term Investment 0.9%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.550%) (cost $2,206,657)(wb)	2,206,657	$2,206,657

TOTAL INVESTMENTS 105.2% (cost $258,021,463)		253,081,649
Liabilities in excess of other assets(z) (5.2)%		(12,397,770)

Net Assets 100.0%		$240,683,879

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
OTC—Over-the-counter
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
USOIS—United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $40,688. The aggregate value of $4,096 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $1,500,000 is 0.6% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Futures contracts outstanding at May 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
18	3 Month CME SOFR	Jun. 2024	$4,259,250	$(100)
11	3 Month CME SOFR	Sep. 2024	2,603,288	(3,937)
183	2 Year U.S. Treasury Notes	Sep. 2024	37,277,672	(16,426)
54	5 Year U.S. Treasury Notes	Sep. 2024	5,713,031	(3,880)
28	10 Year U.S. Treasury Notes	Sep. 2024	3,046,313	(11,377)
22	10 Year U.S. Ultra Treasury Notes	Sep. 2024	2,464,688	719
39	20 Year U.S. Treasury Bonds	Sep. 2024	4,526,438	(32,008)
4	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	489,750	(4,193)
				(71,202)
Short Positions:
4	5 Year Euro-Bobl	Sep. 2024	(500,816)	(893)
3	10 Year Euro-Bund	Jun. 2024	(421,021)	8,556
				7,663
				$(63,539)
Forward foreign currency exchange contracts outstanding at May 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 06/04/24	DB	BRL	1,243	$241,269	$236,568	$—	$(4,701)
Expiring 06/04/24	GSI	BRL	747	147,000	142,218	—	(4,782)
Expiring 06/04/24	MSI	BRL	807	157,000	153,590	—	(3,410)
Expiring 07/02/24	GSI	BRL	2,797	537,952	530,770	—	(7,182)
Chilean Peso,
Expiring 06/21/24	BOA	CLP	43,005	47,000	46,827	—	(173)
Expiring 06/21/24	CITI	CLP	70,057	74,000	76,283	2,283	—
Expiring 06/21/24	CITI	CLP	69,738	74,000	75,935	1,935	—
Expiring 06/21/24	MSI	CLP	154,516	170,000	168,249	—	(1,751)
Expiring 06/21/24	MSI	CLP	119,335	126,000	129,940	3,940	—
Chinese Renminbi,
Expiring 06/20/24	CITI	CNH	1,730	239,000	238,576	—	(424)
Colombian Peso,
Expiring 06/20/24	BNP	COP	359,836	90,860	92,803	1,943	—
Expiring 06/20/24	CITI	COP	579,695	147,000	149,504	2,504	—
Expiring 06/20/24	CITI	COP	459,116	115,275	118,407	3,132	—

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Forward foreign currency exchange contracts outstanding at May 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 07/19/24	BNP	CZK	3,655	$159,000	$160,725	$1,725	$—
Expiring 07/19/24	BNP	CZK	2,947	127,424	129,607	2,183	—
Expiring 07/19/24	DB	CZK	3,716	163,000	163,421	421	—
Expiring 07/19/24	MSI	CZK	3,617	154,000	159,050	5,050	—
Expiring 07/19/24	SSB	CZK	3,757	165,000	165,189	189	—
Euro,
Expiring 07/19/24	DB	EUR	63	67,587	68,514	927	—
Hungarian Forint,
Expiring 07/19/24	CITI	HUF	53,926	145,000	149,889	4,889	—
Expiring 07/19/24	CITI	HUF	52,794	147,000	146,743	—	(257)
Expiring 07/19/24	CITI	HUF	51,810	142,000	144,008	2,008	—
Expiring 07/19/24	JPM	HUF	51,537	140,000	143,248	3,248	—
Indian Rupee,
Expiring 06/20/24	BOA	INR	19,547	234,000	234,099	99	—
Expiring 06/20/24	BOA	INR	18,779	225,000	224,891	—	(109)
Expiring 06/20/24	CITI	INR	20,582	246,000	246,485	485	—
Expiring 06/20/24	JPM	INR	18,626	223,000	223,061	61	—
Expiring 06/20/24	JPM	INR	5,937	71,467	71,106	—	(361)
Expiring 06/20/24	MSI	INR	19,359	232,000	231,838	—	(162)
Indonesian Rupiah,
Expiring 06/20/24	BOA	IDR	2,203,744	136,000	135,480	—	(520)
Expiring 06/20/24	BOA	IDR	1,490,304	96,000	91,619	—	(4,381)
Expiring 06/20/24	JPM	IDR	3,631,728	232,000	223,268	—	(8,732)
Expiring 06/20/24	MSI	IDR	9,644,001	621,024	592,885	—	(28,139)
Japanese Yen,
Expiring 07/19/24	GSI	JPY	10,541	69,000	67,546	—	(1,454)
Mexican Peso,
Expiring 06/20/24	BOA	MXN	9,956	588,189	584,891	—	(3,298)
Expiring 06/20/24	BOA	MXN	2,839	167,000	166,766	—	(234)
Expiring 06/20/24	BOA	MXN	2,555	151,000	150,106	—	(894)
New Taiwanese Dollar,
Expiring 06/20/24	BOA	TWD	7,039	221,000	216,856	—	(4,144)
Expiring 06/20/24	BOA	TWD	6,664	209,000	205,307	—	(3,693)
Expiring 06/20/24	CITI	TWD	7,140	227,000	219,967	—	(7,033)
Expiring 06/20/24	CITI	TWD	6,354	200,000	195,757	—	(4,243)
Expiring 06/20/24	MSI	TWD	8,360	264,000	257,564	—	(6,436)
Expiring 06/20/24	MSI	TWD	7,568	237,000	233,157	—	(3,843)
Peruvian Nuevo Sol,
Expiring 06/20/24	BOA	PEN	430	116,000	115,293	—	(707)

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Forward foreign currency exchange contracts outstanding at May 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso,
Expiring 06/20/24	CITI	PHP	25,602	$462,176	$437,371	$—	$(24,805)
Expiring 06/20/24	CITI	PHP	25,018	428,000	427,388	—	(612)
Expiring 06/20/24	CITI	PHP	14,584	258,000	249,151	—	(8,849)
Expiring 06/20/24	CITI	PHP	12,227	216,000	208,870	—	(7,130)
Expiring 06/20/24	CITI	PHP	6,126	107,000	104,648	—	(2,352)
Expiring 06/20/24	CITI	PHP	6,109	107,000	104,356	—	(2,644)
Expiring 06/20/24	JPM	PHP	13,152	232,000	224,671	—	(7,329)
Expiring 06/20/24	JPM	PHP	8,864	160,000	151,426	—	(8,574)
Expiring 06/20/24	MSI	PHP	30,055	543,069	513,435	—	(29,634)
Polish Zloty,
Expiring 07/19/24	BNP	PLN	934	235,016	236,870	1,854	—
Expiring 07/19/24	MSI	PLN	727	182,000	184,515	2,515	—
Singapore Dollar,
Expiring 06/20/24	CITI	SGD	679	502,000	502,812	812	—
Expiring 06/20/24	MSI	SGD	373	276,000	276,355	355	—
South African Rand,
Expiring 06/20/24	BNP	ZAR	3,690	195,692	196,099	407	—
Expiring 06/20/24	CITI	ZAR	3,316	172,000	176,238	4,238	—
Expiring 06/20/24	GSI	ZAR	3,266	174,026	173,550	—	(476)
South Korean Won,
Expiring 06/20/24	BOA	KRW	310,924	228,000	224,995	—	(3,005)
Expiring 06/20/24	BOA	KRW	222,430	164,000	160,958	—	(3,042)
Expiring 06/20/24	BOA	KRW	154,826	117,000	112,037	—	(4,963)
Thai Baht,
Expiring 06/20/24	MSI	THB	4,347	120,000	118,346	—	(1,654)
Turkish Lira,
Expiring 06/03/24	BNP	TRY	2,316	71,000	71,671	671	—
Expiring 06/03/24	BNP	TRY	2,279	68,000	70,543	2,543	—
Expiring 07/03/24	BNP	TRY	2,358	69,000	71,013	2,013	—
Expiring 07/03/24	JPM	TRY	4,623	134,000	139,201	5,201	—
Expiring 07/10/24	BNP	TRY	6,187	181,000	184,972	3,972	—
Expiring 07/17/24	CITI	TRY	3,650	106,500	108,320	1,820	—
Expiring 07/17/24	JPM	TRY	3,648	106,500	108,277	1,777	—
Expiring 07/24/24	CITI	TRY	4,825	142,731	142,158	—	(573)
				$14,099,757	$13,958,252	65,200	(206,705)

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Forward foreign currency exchange contracts outstanding at May 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 06/04/24	GSI	BRL	2,797	$539,483	$532,376	$7,107	$—
British Pound,
Expiring 07/19/24	BNP	GBP	764	971,341	973,918	—	(2,577)
Expiring 07/19/24	JPM	GBP	263	328,666	334,588	—	(5,922)
Chilean Peso,
Expiring 06/21/24	MSI	CLP	182,589	186,000	198,816	—	(12,816)
Expiring 06/21/24	MSI	CLP	103,527	106,000	112,728	—	(6,728)
Expiring 06/21/24	MSI	CLP	63,950	71,000	69,633	1,367	—
Expiring 06/21/24	TD	CLP	187,910	198,113	204,610	—	(6,497)
Chinese Renminbi,
Expiring 06/20/24	BNP	CNH	1,172	161,918	161,553	365	—
Expiring 06/20/24	BOA	CNH	1,875	260,000	258,529	1,471	—
Expiring 06/20/24	CITI	CNH	2,129	294,000	293,572	428	—
Expiring 06/20/24	CITI	CNH	1,911	264,000	263,451	549	—
Expiring 06/20/24	CITI	CNH	1,888	262,000	260,332	1,668	—
Expiring 06/20/24	CITI	CNH	1,804	250,000	248,717	1,283	—
Expiring 06/20/24	JPM	CNH	2,109	294,000	290,733	3,267	—
Expiring 06/20/24	JPM	CNH	1,932	266,000	266,373	—	(373)
Expiring 06/20/24	MSI	CNH	1,886	261,000	260,091	909	—
Expiring 06/20/24	SSB	CNH	1,831	254,000	252,435	1,565	—
Colombian Peso,
Expiring 06/20/24	BNP	COP	747,195	191,000	192,703	—	(1,703)
Expiring 06/20/24	BOA	COP	534,455	138,000	137,837	163	—
Expiring 06/20/24	CITI	COP	804,719	209,000	207,539	1,461	—
Expiring 06/20/24	CITI	COP	90,528	23,000	23,347	—	(347)
Czech Koruna,
Expiring 07/19/24	GSI	CZK	18,929	801,644	832,371	—	(30,727)
Expiring 07/19/24	GSI	CZK	3,322	140,000	146,055	—	(6,055)
Euro,
Expiring 07/19/24	BNP	EUR	3,739	3,994,983	4,066,105	—	(71,122)
Expiring 07/19/24	BNP	EUR	1,078	1,151,538	1,171,992	—	(20,454)
Expiring 07/19/24	BNP	EUR	63	67,721	68,514	—	(793)
Expiring 07/19/24	BOA	EUR	3,517	3,798,589	3,825,348	—	(26,759)
Expiring 07/19/24	BOA	EUR	122	130,206	132,678	—	(2,472)
Expiring 07/19/24	MSI	EUR	470	512,563	510,931	1,632	—
Expiring 07/19/24	SSB	EUR	3,187	3,475,635	3,465,843	9,792	—
Hungarian Forint,
Expiring 07/19/24	BOA	HUF	142,936	392,088	397,293	—	(5,205)
Expiring 07/19/24	GSI	HUF	117,563	325,171	326,770	—	(1,599)

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Forward foreign currency exchange contracts outstanding at May 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee,
Expiring 06/20/24	JPM	INR	17,624	$212,000	$211,063	$937	$—
Expiring 06/20/24	JPM	INR	17,295	207,000	207,123	—	(123)
Expiring 06/20/24	JPM	INR	17,211	207,000	206,123	877	—
Expiring 06/20/24	SSB	INR	20,566	246,000	246,302	—	(302)
Indonesian Rupiah,
Expiring 06/20/24	CITI	IDR	3,983,616	247,000	244,901	2,099	—
Expiring 06/20/24	CITI	IDR	934,295	59,000	57,438	1,562	—
Expiring 06/20/24	MSI	IDR	3,774,640	232,000	232,054	—	(54)
Japanese Yen,
Expiring 07/19/24	GSI	JPY	10,257	68,000	65,724	2,276	—
Mexican Peso,
Expiring 06/20/24	BOA	MXN	2,347	137,000	137,874	—	(874)
Expiring 06/20/24	BOA	MXN	2,286	132,000	134,314	—	(2,314)
Expiring 06/20/24	GSI	MXN	2,940	175,000	172,745	2,255	—
Expiring 06/20/24	GSI	MXN	1,296	77,500	76,139	1,361	—
Expiring 06/20/24	JPM	MXN	1,301	77,500	76,411	1,089	—
Expiring 06/20/24	SSB	MXN	3,001	178,000	176,279	1,721	—
New Taiwanese Dollar,
Expiring 06/20/24	BOA	TWD	8,215	252,000	253,098	—	(1,098)
Expiring 06/20/24	BOA	TWD	3,454	106,171	106,424	—	(253)
Expiring 06/20/24	CITI	TWD	6,098	188,368	187,860	508	—
Expiring 06/20/24	CITI	TWD	6,051	185,829	186,410	—	(581)
Expiring 06/20/24	GSI	TWD	24,161	774,251	744,372	29,879	—
Peruvian Nuevo Sol,
Expiring 06/20/24	BNP	PEN	278	73,406	74,595	—	(1,189)
Expiring 06/20/24	CITI	PEN	994	269,925	266,665	3,260	—
Expiring 06/20/24	CITI	PEN	956	256,000	256,423	—	(423)
Philippine Peso,
Expiring 06/20/24	BOA	PHP	15,974	276,000	272,880	3,120	—
Expiring 06/20/24	BOA	PHP	11,979	207,000	204,643	2,357	—
Expiring 06/20/24	BOA	PHP	4,842	82,830	82,716	114	—
Expiring 06/20/24	CITI	PHP	21,420	370,519	365,919	4,600	—
Expiring 06/20/24	CITI	PHP	12,998	225,000	222,053	2,947	—
Expiring 06/20/24	CITI	PHP	12,399	215,000	211,817	3,183	—
Expiring 06/20/24	CITI	PHP	12,222	212,000	208,789	3,211	—
Expiring 06/20/24	CITI	PHP	10,852	194,000	185,384	8,616	—
Expiring 06/20/24	CITI	PHP	8,386	144,640	143,265	1,375	—
Expiring 06/20/24	CITI	PHP	4,741	81,360	80,999	361	—
Expiring 06/20/24	JPM	PHP	9,857	168,170	168,395	—	(225)

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Forward foreign currency exchange contracts outstanding at May 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 06/20/24	JPM	PHP	7,382	$128,481	$126,101	$2,380	$—
Polish Zloty,
Expiring 07/19/24	MSI	PLN	757	190,000	192,117	—	(2,117)
Singapore Dollar,
Expiring 06/20/24	BOA	SGD	307	228,000	227,372	628	—
Expiring 06/20/24	JPM	SGD	548	403,000	406,127	—	(3,127)
Expiring 06/20/24	MSI	SGD	342	257,184	253,710	3,474	—
Expiring 06/20/24	MSI	SGD	303	226,000	224,390	1,610	—
Expiring 06/20/24	SSB	SGD	344	255,000	254,499	501	—
South African Rand,
Expiring 06/20/24	BNP	ZAR	2,302	123,000	122,347	653	—
Expiring 06/20/24	GSI	ZAR	4,093	221,000	217,503	3,497	—
Expiring 06/20/24	MSI	ZAR	1,270	68,000	67,501	499	—
South Korean Won,
Expiring 06/20/24	CITI	KRW	307,855	230,000	222,774	7,226	—
Expiring 06/20/24	CITI	KRW	252,841	188,000	182,964	5,036	—
Expiring 06/20/24	CITI	KRW	235,331	170,000	170,294	—	(294)
Expiring 06/20/24	CITI	KRW	157,814	120,412	114,200	6,212	—
Expiring 06/20/24	MSI	KRW	205,259	152,000	148,532	3,468	—
Expiring 06/20/24	MSI	KRW	160,284	120,000	115,987	4,013	—
Thai Baht,
Expiring 06/20/24	CITI	THB	7,585	212,000	206,515	5,485	—
Expiring 06/20/24	GSI	THB	8,129	226,000	221,316	4,684	—
Expiring 06/20/24	GSI	THB	6,677	182,000	181,793	207	—
Expiring 06/20/24	JPM	THB	4,544	128,000	123,723	4,277	—
Expiring 06/20/24	MSI	THB	15,790	444,880	429,888	14,992	—
Turkish Lira,
Expiring 06/03/24	CITI	TRY	4,595	142,300	142,213	87	—
				$31,271,385	$31,306,844	179,664	(215,123)
						$244,864	$(421,828)

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Credit default swap agreements outstanding at May 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2024(4)	Value at Trade Date	Value at May 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	3,250	3.335%	$196,950	$253,155	$56,205
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)	20,300	0.499%	431,108	496,407	65,299
					$628,058	$749,562	$121,504
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Interest rate swap agreements outstanding at May 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	140	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 5.200%	$(926)	$17,007	$17,933
GBP	120	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 5.200%	6,287	29,641	23,354
	9,300	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.340%	—	(7,026)	(7,026)
	1,272	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.340%	—	(4,656)	(4,656)
	1,696	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.340%	—	(3,573)	(3,573)
	23,875	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 5.340%	—	(24,312)	(24,312)
	3,000	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.340%	—	25,176	25,176
	12,230	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 5.340%	—	37,063	37,063
	730	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.340%	104	3,973	3,869
	6,640	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 5.340%	2,436	(13,861)	(16,297)
	4,135	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 5.340%	(4,356)	9,917	14,273
	370	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 5.340%	168,266	164,419	(3,847)
					$171,811	$233,768	$61,957

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at May 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54 bps(T)/ 4.790%	JPM	09/20/24	(1,734)	$46,913	$—	$46,913
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	08/05/24	1,120	(72,159)	(5,723)	(66,436)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	08/13/24	2,270	(105,548)	(6,400)	(99,148)
					$(130,794)	$(12,123)	$(118,671)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

PGIM Total Return Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).